Balance Sheet - CIK0001814821 KISMET ACQUISITION ONE CORP [Member]	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 761,523
Prepaid expenses	409,687
Total current assets	1,171,210
Investments held in Trust Account	250,064,076
Total assets	251,235,286
Current liabilities:
Accounts payable	221,731
Accrued expenses	506,374
Due to related party	8,117
Total current liabilities	736,222
Deferred underwriting commissions in connection with the initial public offering	8,750,000
Derivative warrant liabilities	7,492,500
Total liabilities	16,978,722
Commitments and Contingencies
Ordinary shares, no par value; unlimited shares authorized; 22,925,656 shares subject to possible redemption at 10.00 per share	229,256,560
Shareholders' Equity:
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding
Ordinary shares, no par value; unlimited shares authorized; 8,824,344 shares issued and outstanding (excluding 22,925,656 shares subject to possible redemption)	7,982,059
Accumulated deficit	(2,982,055)
Total shareholders' equity	5,000,004
Total Liabilities and Shareholders' Equity	$ 251,235,286